Statement to Securityholder

Ally Auto Receivables Trust 2011-5
Final Report

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-5

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	11/16/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-5

5. Collateral Summary	Collection Period, Begin:	4/1/2015

	Collection Period, End:	4/30/2015

6. Charge-Off and Delinquency Rates	Determination Date:	5/11/2015

7. Credit Instruments	Distribution Date:	5/15/2015

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-5
Final Report
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005WAA8	267,000,000.00	0.00	0.42633000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005WAB6	315,000,000.00	0.00	0.80000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005WAC4	325,000,000.00	0.00	0.99000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02005WAD2	109,300,000.00	22,276,665.62	1.32000000	9,962,090.49	24,504.33	9,986,594.82	0.00	0.00	12,314,575.13	*
B	02005WAE0	38,020,000.00	38,020,000.00	1.90000000	0.00	60,198.33	60,198.33	0.00	0.00	38,020,000.00	*
C	02005WAF7	29,870,000.00	29,870,000.00	2.39000000	0.00	59,491.08	59,491.08	0.00	0.00	29,870,000.00	*
Deal Totals		1,084,190,000.00	90,166,665.62		9,962,090.49	144,193.74	10,106,284.23	0.00	0.00	80,204,575.13
*Pursuant to Section 8.01 of the Servicing Agreement, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required pursuant to (ii) below an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the sum of (i) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest and (ii) the fair market value of any other property held as part of the Trust Estate.

Statement to Securityholder

Ally Auto Receivables Trust 2011-5
Final Report

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	203.81212827	91.14446926	0.22419332	91.36866258	0.00000000	112.66765901
B	1,000.00000000	0.00000000	1.58333325	1.58333325	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.99166656	1.99166656	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	83.16500394
Ending Aggregate Note Pool Factor:	73.97649409

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-5
Final Report

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	4/15/2015	5/14/2015	Actual/360	N/A	N/A	0.42633000	0.42633000	0.00
A-2	0.00	4/15/2015	5/14/2015	30/360	N/A	N/A	0.80000000	0.80000000	0.00
A-3	0.00	4/15/2015	5/14/2015	30/360	N/A	N/A	0.99000000	0.99000000	0.00
A-4	22,276,665.62	4/15/2015	5/14/2015	30/360	N/A	N/A	1.32000000	1.32000000	24,504.33
B	38,020,000.00	4/15/2015	5/14/2015	30/360	N/A	N/A	1.90000000	1.90000000	60,198.33
C	29,870,000.00	4/15/2015	5/14/2015	30/360	N/A	N/A	2.39000000	2.39000000	59,491.08

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	24,504.33	0.00	24,504.33	0.00
B	0.00	60,198.33	0.00	60,198.33	0.00
C	0.00	59,491.08	0.00	59,491.08	0.00
Deal Totals	0.00	144,193.74	0.00	144,193.74	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-5
Final Report

4. Collections and Distributions

Collections
Receipts During the Period	10,381,153.19
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	148,689.83
Other Fees or Expenses Paid	0.00
Total Collections	10,529,843.02

Beginning Reserve Account Balance	5,431,681.99
Total Available Amount	15,961,525.01

Distributions
Total Available Amount	15,961,525.01
Basic Servicing Fee	85,228.85
Aggregate Class A Interest Distributable Amount	24,504.33
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	60,198.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	59,491.08
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	5,431,681.99
Noteholders' Regular Principal Distributable Amount	9,962,090.49
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	338,329.94

Supplemental Servicing Fees	25,121.84
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	1,281.21

Statement to Securityholder

Ally Auto Receivables Trust 2011-5
Final Report
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	51,698	16,456	15,534
Deal Totals	Aggregate Receivables Principal Balance	1,086,336,398.60	101,030,029.61	91,067,939.12
	Aggregate Amount Financed	1,131,025,758.82	102,274,620.56	92,132,729.06

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.90000000	4.32459429	4.37392309	63.47	66.51	66.69	52.90	17.35	16.68

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.47%	1.05%	1.12%	1.21%	1.23%	1.42%	1.42%	1.36%	1.28%	1.41%	1.47%	1.19%	1.47%	1.29%	1.26%	1.43%	1.26%	1.46%	1.49%	1.42%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.32%	1.49%	1.44%	1.33%	1.36%	1.14%	1.32%	1.29%	1.13%	1.28%	1.26%	1.24%	1.16%	1.29%	1.19%	1.27%	1.24%	0.91%	1.24%	1.06%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.08%	1.26%	1.21%

Statement to Securityholder

Ally Auto Receivables Trust 2011-5
Final Report

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Aggregate Amount Financed	Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	97,203,674.81	(52,729.39)	-0.6510%	15,534	19	0.1223%
Preceding	107,845,193.69	38,166.80	0.4247%	16,456	25	0.1519%
Next Preceding	118,716,532.90	(5,497.18)	-0.0556%	17,385	38	0.2186%
Three Month Average			-0.0939%			0.1643%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,131,025,758.82	3,735,935.72	0.3303%	31 - 60 days	142	1,256,663.24
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	15	127,871.20
with the prospectus for Ally Auto Receivables Trust 2011-5 related to delinquencies,				> 90 days	4	53,647.33
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	232	1,967,305.09
				Current Period	9	83,885.48
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	11	52,827.56
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	230	1,998,363.01
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2011-5
Final Report
7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,431,681.99	5,431,681.99	0.00	0.00	0.00	5,431,681.99	5,431,681.99

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,146,398.60
Current Overcollateralization	10,863,363.99
Overcollateralization Target	10,863,363.99

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-5 will perform in the future.